Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Product Information [Line Items]
Inventories	$ 18,461	$ 59,077
Long-term deposits	112,312	94,811
Deferred Costs, Noncurrent	$ 297,945	$ 63,392
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Product Information [Line Items]
Concentration Risk Percentage	10.00%	14.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Product Information [Line Items]
Concentration Risk Percentage		12.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Product Information [Line Items]
Concentration Risk Percentage		12.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Product Information [Line Items]
Concentration Risk Percentage		11.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Product Information [Line Items]
Concentration Risk Percentage	10.00%	21.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Product Information [Line Items]
Concentration Risk Percentage		14.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Product Information [Line Items]
Concentration Risk Percentage		12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Product Information [Line Items]
Concentration Risk Percentage		11.00%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk Percentage	13.00%	30.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk Percentage	18.00%	20.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk Percentage	11.00%	14.00%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk Percentage	16.00%	19.00%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk Percentage	12.00%
V I E [Member]
Product Information [Line Items]
Deferred Costs, Noncurrent	$ 297,945
V I Es Subsidiaries [Member]
Product Information [Line Items]
Deferred Costs, Noncurrent		$ 63,392